CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 13, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenue		$ 111,820	$ 35,177	$ 278,500	$ 63,667
Operating costs and expenses
Costs of revenue		79,687	22,380	190,873	32,893
Advertising and promotions		42,216	8,470	56,517	28,313
General administration and other		16,564	16,766	162,447	23,649
Depreciation and amortization		674	459	2,082	1,139
Total operating costs and expenses		139,141	48,075	411,919	85,994
Loss from operations		(27,321)	(12,898)	(133,419)	(22,327)
Other income (expenses)
Interest expense, net		(13)	(45)	(135)	(123)
Change in fair value of warrant liabilities		41,802
Change in fair value of earnout interests liability	$ 13,700	(13,740)		(2,338)	0
Total other income (expenses)		28,049	(45)	4,693	(123)
Income (Loss) before income taxes		728	(12,943)	(128,726)	(22,450)
Income tax expense		804		2,919	0
Net loss		(76)	(12,943)	(131,645)	(22,450)
Net loss attributable to non-controlling interests		(59)		132,726	0
Net Loss attributable to Rush Street Interactive, Inc.		$ (17)	(12,943)	$ 1,081	(22,450)
Net loss per Class A common share - basic		$ 0.00		$ 0.02
Weighted average common shares outstanding - basic		46,955,262		43,579,704
Net loss per Class A common share - diluted		$ (0.18)		$ (0.01)
Weighted average common shares outstanding - diluted		53,415,488		52,242,606
COMPREHENSIVE LOSS
Net loss		$ (76)	(12,943)	$ (131,645)	(22,450)
Other comprehensive income (loss)
Foreign currency translation adjustment		(624)	(364)	(524)	(10)
Comprehensive loss		700	13,307	(131,121)	(22,440)
Comprehensive loss attributable to non-controlling interests		540		(132,202)	0
Comprehensive loss attributable to Rush Street Interactive, Inc.		$ 160	$ 13,307	$ 1,081	$ (22,440)